4. Fixed Assets (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Racecars	$ 50,000	$ 50,000	$ 200,000
Less: Accumulated depreciation	(8,334)	(5,834)	(103,333)
Fixed assets, net	$ 41,666	$ 44,166	$ 96,667